SHAREHOLDERS' EQUITY (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Shares available for future grants under the 2021 plan	9,026,219	7,847,149
Shares subject to the employee share purchase plan	1,193,972	1,233,812
Total	63,967,412	62,299,717
Ordinary shares
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	49,858,787	48,923,903
Outstanding share options and RSUs
Class of Stock [Line Items]
Ordinary shares reserved for future issuance	3,888,434	4,294,853